COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Capital commitments [abstract]
Guarantees	$ 22.3	$ 21.5
Other commitments	$ 356.3	$ 319.5